Financial instruments - Summary of foreign currency risk sensitivity (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Effect of increase in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (223)	$ (400)
Effect of increase in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(494)	(420)
Effect of increase in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	271	20
Effect of increase in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(223)	(400)
Effect of increase in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(494)	(420)
Effect of increase in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 271	$ 20
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Decrease in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 223	$ 400
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	494	420
Effect of decrease in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(271)	(20)
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	223	400
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	494	420
Effect of decrease in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (271)	$ (20)